INVESTMENTS AND FAIR VALUE (Valuation Assumptions) (Details)	12 Months Ended
Dec. 31, 2014
Options due to expire prior to expected payment of future dividends [Member]
Investments and Fair Value [Line Items]
Dividend Yield (as a percent)	0.00%
Newcastle [Member] | Minimum [Member]
Investments and Fair Value [Line Items]
Risk-Free Rate (as a percent)	0.26%
Dividend Yield (as a percent)	9.17%
Volatility (as a percent)	25.93%
Newcastle [Member] | Maximum [Member]
Investments and Fair Value [Line Items]
Risk-Free Rate (as a percent)	2.29%
Dividend Yield (as a percent)	15.85%
Volatility (as a percent)	28.00%
New Residential [Member] | Minimum [Member]
Investments and Fair Value [Line Items]
Risk-Free Rate (as a percent)	0.26%
Dividend Yield (as a percent)	0.00%
Volatility (as a percent)	22.52%
New Residential [Member] | Maximum [Member]
Investments and Fair Value [Line Items]
Risk-Free Rate (as a percent)	2.27%
Dividend Yield (as a percent)	15.88%
Volatility (as a percent)	24.26%
New Media [Member]
Investments and Fair Value [Line Items]
Risk-Free Rate (as a percent)	2.30%
Dividend Yield (as a percent)	3.10%
Volatility (as a percent)	34.17%
New Senior [Member] | Minimum [Member]
Investments and Fair Value [Line Items]
Risk-Free Rate (as a percent)	0.26%
Dividend Yield (as a percent)	3.38%
Volatility (as a percent)	19.85%
New Senior [Member] | Maximum [Member]
Investments and Fair Value [Line Items]
Risk-Free Rate (as a percent)	2.29%
Dividend Yield (as a percent)	7.07%
Volatility (as a percent)	25.24%
Eurocastle [Member] | Minimum [Member]
Investments and Fair Value [Line Items]
Risk-Free Rate (as a percent)	0.16%
Dividend Yield (as a percent)	3.64%
Volatility (as a percent)	25.30%
Eurocastle [Member] | Maximum [Member]
Investments and Fair Value [Line Items]
Risk-Free Rate (as a percent)	0.67%
Dividend Yield (as a percent)	7.11%
Volatility (as a percent)	27.78%